Description of Business	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business
NOTE 1. Description of Business

Visteon Corporation (the "Company" or "Visteon") is a global automotive supplier that designs, engineers and manufactures innovative electronics products for nearly every original equipment vehicle manufacturer ("OEM") worldwide including Ford, Nissan, Renault, Mazda, BMW, General Motors and Honda. Visteon is headquartered in Van Buren Township, Michigan and has an international network of manufacturing operations, technical centers and joint venture operations, supported by approximately 25,500 employees, including 14,000 supporting discontinued operations, dedicated to the design, development, manufacture and support of its product offerings and its global customers. The Company's manufacturing and engineering footprint is principally located outside of the U.S., with a heavy concentration in low-cost geographic regions.

Visteon delivers value for its customers and stockholders through its technology-focused core vehicle cockpit electronics business. The Company's vehicle cockpit electronics product line includes audio systems, infotainment systems, driver information systems, connectivity and telematics solutions and electronic control modules. The Company's vehicle cockpit electronics business is comprised of and reported under the Electronics segment. In addition to the Electronics segment, the Company has residual operations in South America and Europe previously associated with the Interiors and Climate businesses, not subject to discontinued operations classification, that comprise the Other segment.

On December 17, 2014, Visteon and its wholly owned subsidiary, VIHI, LLC entered into a Share Purchase Agreement with Hahn & Co. Auto Holdings Co., Ltd. and Hankook Tire Co., Ltd. to sell all of its outstanding shares in Halla Visteon Climate Control Corporation ("HVCC") (the “Climate Transaction”). As of December 31, 2014 the Company's net investment in HVCC was approximately $800 million. The Climate Transaction, which is subject to regulatory reviews, shareholder approval and other conditions, is expected to close in the first half of 2015.

Climate Transaction

On June 9, 2015, Visteon Corporation and its wholly owned subsidiary, VIHI, LLC (collectively, “Visteon”) completed the sale to Hahn & Co. Auto Holdings Co., Ltd. (“Hahn”) and Hankook Tire Co., Ltd. (“Hankook” and, together with Hahn, the “Purchasers”) of all of its shares of Halla Visteon Climate Control Corporation, a Korean corporation (“HVCC”), for approximately $3.4 billion, or KRW 52,000 per share, after adjusting for the 2014 dividend paid by HVCC to Visteon, pursuant to and in accordance with the Share Purchase Agreement, dated as of December 17, 2014 (the “HVCC Purchase Agreement”), among Visteon and the Purchasers. See Note 4 "Divestitures", Note 5 "Discontinued Operations", and Note 26 "Subsequent Events" for additional disclosures.

Climate Consolidation

Prior to 2013, Visteon's thermal energy management businesses included a series of wholly-owned Visteon climate subsidiaries, Visteon climate-related joint venture investments, and a 70% controlling ownership interest in Halla Climate Control Corporation ("Halla"). During the first quarter of 2013, the ownership structure of Visteon's thermal energy management businesses changed in connection with the sale of certain Visteon climate subsidiaries, joint venture investments and related intellectual properties to Halla ("Climate Consolidation"). With effect from February 1, 2013, the climate business as combined under Halla has been operating as HVCC. Visteon held an approximate 70% controlling ownership interest in HVCC, which is headquartered in South Korea and is one of only two global full-line automotive thermal management suppliers. The Climate Consolidation qualified as a common control transaction.

Exit of Interiors Business

In May 2014 Visteon reached an agreement to divest substantially all of its global Interiors business (the "Interiors Divestiture") pursuant to a Master Purchase Agreement, as subsequently amended (the “Purchase Agreement”). Effective November 1, 2014, the Company closed on the majority of the Interiors Divestiture (the "Master Closing"). Subsequent to the Master Closing, Visteon completed the sale of interiors operations in India and Thailand on December 1, 2014 and February 2, 2015, respectively. Remaining interiors operations subject to the Interiors Divestiture, which are located in Argentina and Brazil, are expected to close by the second half of 2015. See Note 4 "Divestitures" and Note 5 "Discontinued Operations" for additional disclosures.

On August 12, 2013, Visteon entered into a Master Agreement (the “Master Agreement”) with Huayu Automotive Systems Company Limited (“HASCO”), Yanfeng Visteon Automotive Trim Systems Co., Ltd. (“Yanfeng”) and Yanfeng Visteon Automotive Electronics Co., Ltd. (“YFVE”), pursuant to which, among other things, Visteon and HASCO agreed to modify their existing interests in automobile interiors and electronics joint ventures in the People’s Republic of China, including Yanfeng and YFVE. Pursuant to the Master Agreement, among other transactions, (i) Visteon agreed to sell its 50% ownership interest in Yanfeng, (ii) Visteon agreed to sell its ownership interests in other Yanfeng-related interiors joint ventures, and (iii) Visteon agreed to subscribe to an additional 11% ownership interest in YFVE. See Note 6 "Yanfeng Transactions" for additional disclosures.

Electronics Acquisitions

Effective July 1, 2014 Visteon acquired substantially all of the global automotive electronics business of Johnson Controls Inc. (the "Electronics Acquisition"). The Electronics Acquisition is expected to enhance Visteon's competitive position in the fast-growing vehicle cockpit electronics segment by strengthening its global scale, manufacturing and engineering footprint, product portfolio and customer penetration. See Note 3 "Business Acquisitions" for additional disclosures.

On November 7, 2013 and in connection with the Master Agreement, Visteon made a cash payment of $58 million to subscribe to an additional 11% ownership interest in YFVE. This step acquisition increased Visteon's direct ownership interest in YFVE from a non-controlling 40% direct ownership interest to a controlling 51% direct ownership interest. YFVE is based in China with revenue of $344 million for the year ended December 31, 2014.